PayPal Money Market Reserve Fund

--------------------------------------------------------------------
Seven-Day Yield                                               2.70%
Total Return:
-------------
1 Year for the Period Ending June 30, 2001                    4.64%
Annualized Since Inception (September 30, 1999)               5.06%


As the year 2001 opened, the economy showed signs of weakness and a potential slide toward a near-term recession. The Federal Reserve Board ("the Fed") responded immediately, cutting interest rates 0.50% inter-meeting in an effort to improve a deteriorating credit environment. When consumer confidence continued to decline and the fourth quarter growth rate (GDP) was reported at a modest 1.0%, the Fed continued their aggressive action by cutting interest rates two additional times, ending the quarter with a total easing of 1.50% and a federal funds rate of 5.00%. The discount rate followed closely behind to end the quarter at 4.50%. Throughout the second quarter of 2001, key indicators continued to show signs of weakness in the U.S. economy. Because the prospects for a quick U.S. growth recovery were unclear, the Fed continued its aggressive action by lowering interest rates by 0.50% at both the April and May Federal Open Market Committee meetings. After positive housing and consumer confidence reports showed signs of slight improvement to the economy, the Fed curtailed their easing to 0.25% in June. The six-month period ended with a 3.75% federal funds rate, a 3.25% discount rate, and an expected second quarter growth rate of 0.5%.

Throughout the first quarter, a significant portion of the Fund was positioned to mature within one month, as many securities with longer maturities were priced to incorporate another inter-meeting and/or aggressive Fed move. This strategy proved advantageous and prudent, as the Fed eased aggressively and then moved to a moderate pace late in the second quarter. As a hedge against a continued inversion of the yield curve, a small portion of the Fund was invested in securities ranging in maturities from two to five months during the first quarter. Not until the release of a positive consumer confidence report and continued signs of strong consumer spending, did the Fund exercise its lengthening strategy. This well-timed execution of foregoing higher returns for longer maturities resulted in positive performance throughout the first quarter.

During the second quarter, the Fund purchased three-and six-month maturities in an effort to maintain its weighted average maturity, and to hedge against continued Fed action. In addition, the Fund held ample short-term paper maturing within thirty days to cover any cash outflows.

On the heels of six interest rate cuts by the Fed in six months, we continue to monitor current economic conditions and the future impact of fiscal policy on the U.S. economy. We will continue to lengthen as opportunities arise and watch for clear signs of a stabilizing economy and a move towards a more sustainable growth rate.

Additional Information
----------------------

The PayPal Money Market Reserve Fund is organized as a "feeder" fund in a "master-feeder" structure. Instead of investing directly in the individual securities in the portfolio, the feeder fund, which is offered to the public, holds interests in the net assets of the Master Portfolio. It is the Master Portfolio that actually invests in the individual securities. References to "the Fund" are to the feeder fund or the Master Portfolio. Barclays Global Fund Advisors (BGFA) advises the Master Portfolio.

The seven-day yield is an annualized yield for the seven-day period ended June 30, 2001. "Annualized yield" refers to the interest you would earn if you held a share of the PayPal Money Market Reserve Fund for one year; the yield is prorated if you hold a share of the Fund for a shorter period of time. The yield reflects fluctuations in interest rates on the Fund's investments and expenses for the Fund's administration and management. Performance figures for the Fund and for the Master Portfolio's benchmark, the Money Fund Report All-Taxable Average (the "Average") represent past performance of the Fund and it is not possible to invest directly in an Average. Share value will fluctuate so that an investors' shares, when redeemed, may be worth more or less than the original investment. An investment in the Fund is neither insured nor guaranteed by the U.S. government, and there is no assurance that the Fund will be able to maintain a stable net asset value of $1.00 per share.

PayPal Money Market Reserve Fund
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2001 (Unaudited)
--------------------------------------------------------------------------------

ASSETS

Investments:
In Money Market Master Portfolio ("Master Portfolio"), at market value (Note 1)         $              99,391,161
                                                                                        -------------------------
Total Assets                                                                                           99,391,161
                                                                                        -------------------------
LIABILITIES

Payables:
       Accrued advisory fee (Note 2)                                                                       96,649
       Distribution to shareholders                                                                       281,991
                                                                                        -------------------------
Total Liabilities                                                                                         378,640
                                                                                        -------------------------
NET ASSETS                                                                              $              99,012,521
                                                                                        =========================
Net assets consist of:
       Paid-in capital                                                                                 99,010,701
       Undistributed net realized gain on investments                                                       1,820
                                                                                        -------------------------
NET ASSETS                                                                              $              99,012,521
                                                                                        =========================
Shares outstanding                                                                                     99,010,701
                                                                                        =========================
Net asset value and offering price per share                                            $                    1.00
                                                                                        =========================

-----------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

PayPal Money Market Reserve Fund

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2001 (Unaudited)
--------------------------------------------------------------------------------

NET INVESTMENT INCOME ALLOCATED FROM MASTER PORTFOLIO
       Interest                                                          $         2,508,968
       Expenses                                                                      (48,111)
                                                                         -------------------
Net investment income allocated from Master Portfolio                              2,460,857
                                                                         -------------------
FUND EXPENSES (Note 2)
       Management fees                                                               862,984
                                                                         -------------------
Total fund expenses                                                                  862,984
                                                                         -------------------
Less:
       Fees reimbursed by PPAM (Note 2)                                             (192,912)
                                                                         -------------------
Total Net Expenses                                                                   670,072
                                                                         -------------------
Net investment income                                                              1,790,785
                                                                         -------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ALLOCATED
       FROM MASTER PORTFOLIO
       Net realized gain                                                               1,820
                                                                         -------------------
Net gain on investments                                                                1,820
                                                                         -------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                     $         1,792,605
                                                                         ===================
--------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

PayPal Money Market Reserve Fund

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                         For the Six Months
                                                                                         Ended June 30, 2001      For the Year Ended
                                                                                             (Unaudited)           December 31, 2000
                                                                                         -----------------------     --------------
INCREASE (DECREASE) IN NET ASSETS

Operations:
       Net investment income                                                             $             1,790,785     $    1,626,654
       Net realized gain                                                                                   1,820                 --
                                                                                         -----------------------     --------------
Net increase in net assets resulting from operations                                                   1,792,605          1,626,654
                                                                                         -----------------------     --------------
Distributions to shareholders:
       From net investment income                                                                     (1,790,785)        (1,626,654)
                                                                                         -----------------------     --------------
Total distributions to shareholders                                                                   (1,790,785)        (1,626,654)
                                                                                         -----------------------     --------------
Capital share transactions:
       Proceeds from shares sold                                                                     251,885,749        154,711,772
       Net asset value of shares issued in reinvestment of dividends and distributions                 1,220,008          1,523,316
       Cost of shares redeemed                                                                      (229,985,203)       (81,541,111)
                                                                                         -----------------------     --------------
Net increase in net assets resulting from capital share transactions                                  23,120,554         74,693,977
                                                                                         -----------------------     --------------
Increase in net assets                                                                                23,122,374         74,693,977
                                                                                         -----------------------     --------------
NET ASSETS:

Beginning of period                                                                                   75,890,147          1,196,170
                                                                                         -----------------------     --------------
End of period                                                                            $            99,012,521     $   75,890,147
                                                                                         =======================     ==============
SHARES ISSUED AND REDEEMED:
       Shares sold                                                                                   251,885,749        154,711,772
       Shares issued in reinvestment of dividends and distributions                                    1,220,008          1,523,316
       Shares redeemed                                                                              (229,985,203)       (81,541,111)
                                                                                         -----------------------     --------------
Net increase in shares outstanding                                                                    23,120,554         74,693,977
                                                                                         =======================     ==============

-----------------------------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

PayPal Money Market Reserve Fund
FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       Period From
                                                                                         Six                         Nov. 18, 1999
                                                                                     Months Ended                    (Commencement
                                                                                     Jun 30, 2001    Year Ended    of Operations) to
                                                                                     (Unaudited)    Dec. 31, 2000    Dec. 31, 1999
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period                                                     $ 1.00         $    1.00       $  1.00
                                                                                         ------         ---------       -------
Income from investment operations:
           Net investment income                                                           0.02              0.05          0.01
                                                                                         ------         ---------       -------
Total from investment operations                                                           0.02              0.05          0.01
                                                                                         ------         ---------       -------
Less distributions:
           From net investment income                                                     (0.02)            (0.05)        (0.01)
                                                                                         ------         ---------       -------
Total distributions                                                                       (0.02)            (0.05)        (0.01)
                                                                                         ------         ---------       -------
Net asset value, end of period                                                           $ 1.00         $    1.00       $   100
                                                                                         ======         =========       =======
Total return                                                                               1.92 % ++         5.56 %        0.65 % ++
                                                                                         ======         =========       =======
Ratios/Supplemental data:
           Net assets, end of period (000s)                                              99,013         $  75,890       $ 1,196
           Ratio of expenses to average net assets                           (1)           1.51 % +          1.38 %        0.50 % +
           Ratio of net investment income to average net assets              (2)           3.76 % +          5.32 %        5.92 % +
------------------------------------------------------------------------------------------------------------------------------------

(1)        Ratio of expenses to average net assets prior to waived
           fees and reimbursed expenses                                                    1.91 % +         1.75 %         0.60 % +
(2)        Ratio of net investment income (loss) to average net assets
           prior to waived fees and reimbursed expenses                                    3.35 % +         4.95 %         5.82 % +
------------------------------------------------------------------------------------------------------------------------------------


+          Annualized.
++         Not Annualized.

The accompanying notes are an integral part of these financial statements.

PAYPAL MONEY MARKET RESERVE FUND
NOTES TO THE FINANCIAL STATEMENTS (Unaudited)

1.  SIGNIFICANT ACCOUNTING POLICIES

    PayPal Money Market Reserve Fund (the "Fund"), is a diversified series of PayPal Funds (the "Trust"), an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Trust was established as a Delaware business trust organized pursuant to a Declaration of Trust on June 3, 1999.

    The investment objective of the Fund is to provide a high level of income consistent with stability of capital and liquidity.

    The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements, and such policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.


    Investment Policy and Security Valuation

    The Fund invests all of its assets in the Money Market Master Portfolio (the "Master Portfolio") a separate series of Master Investment Portfolio ("MIP"). The Master Portfolio has the same investment objective as the Fund. The value of the Fund's investment in the Master Portfolio reflects the Fund's interest in the net assets of the Master Portfolio (14.16% as of June 30, 2001). The method by which MIP values its securities is discussed in Note 1 of the Master Portfolio's Notes to the Financial Statements, which are included elsewhere in this report.

    The performance of the Fund is directly affected by the performance of the Master Portfolio. The financial statements of the Master Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

    Security Transactions and Income Recognition

    The Fund records daily, its proportionate interest in the net investment income and realized and unrealized capital gains and losses of the Master Portfolio.


    Dividends and Distributions to Shareholders

    Dividends to shareholders from net investment income of the Fund are declared daily and distributed monthly. Distributions to shareholders from any net realized capital gains are declared and distributed annually, generally in December. Such distributions to shareholders are recorded on the ex-dividend date.

    Due to the timing of dividends and distributions and the differences in accounting for income and realized gains (losses) for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains (losses) were recorded by the Fund.

    Federal Income Taxes

    The Fund is treated as a separate entity for federal income tax purposes. It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined in the Internal Revenue Code of 1986, as amended (the "Code"), and to distribute annually all of its investment company taxable income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the period ended June 30, 2001.



2.  AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

    PayPal Asset Management, Inc. ("PPAM"), a wholly owned subsidiary of PayPal, Inc. ("PayPal"), serves as the Funds' investment adviser. For both its advisory and administrative services, PPAM is paid a "unified" fee from the Fund at an annual rate of 1.80% of the Fund's average daily net assets. Under this agreement between the Trust and PPAM, PPAM assumes all ordinary recurring direct costs of the Trust, such as custodian fees, director's fees, transfer agency fees and accounting fees, and excludes, generally, advisory fees and costs related to security transactions. PPAM may delegate some of its administrative duties to the administrator.

    A fee waiver for the Fund is made pursuant to an expense limitation and reimbursement agreement with PPAM that is in effect for an initial term of one year and will be renewed thereafter automatically for a one-year term on an
annual basis.   The agreement can only be changed, terminated or not renewed by either party by giving 90 day's prior notice. The agreement requires PPAM to reimburse expenses or waive the advisory fee in order to limit the Fund's ratio of expenses to average net assets to no greater than 1.50%. Prior to June 13, 2000, the agreement required PPAM to reimburse expenses or waive the advisory fee in order to limit the Fund's ratios of expenses to average net assets to no
greater than .50%.   PPAM waived expenses totaling $192,912 or 0.20% of the
Fund's average daily net assets for the period ended June 30, 2001.

    PayPal serves as the shareholder servicing agent for the Fund. PayPal is also responsible for maintaining the Fund's shareholder accounts.

    Investor's Bank & Trust Company (the "Administrator") provides administrative services to the Fund. Services provided by the Administrator include, but are not limited to: managing the daily operations and business affairs of the Fund, subject to the supervision of the Board of Trustees; overseeing the preparation and maintenance of all documents and records required to be maintained by the Fund; preparing or assisting in the preparation of regulatory filings, prospectuses and shareholder reports; and preparing and disseminating material for meetings of the Board of Trustees and shareholders. PPAM compensates the Administrator for services performed.

3.  CAPITAL SHARE TRANSACTIONS

  As of June 30, 2001, there was an unlimited number of shares of $0.01 par value capital stock authorized by the Fund. Transactions in capital shares for the Fund is disclosed in detail in the Statement of Changes in Net Assets.

     MONEY MARKET MASTER PORTFOLIO
     Schedule of Investments
     June 30, 2001(Unaudited)

     Security                                        Face Amount                Value
     --------------------------------------------------------------------------------
     CERTIFICATES OF DEPOSIT--16.38%
     --------------------------------------------------------------------------------
     Bayerische Hypo-Und Vereinsbank AG
       4.01%, 08/09/01                             $   5,000,000         $  5,000,055
     BNP Paribas
       3.63%, 12/27/01                                 5,000,000            5,000,482
       3.78%, 12/14/01                                20,000,000           20,013,262
     Credit Suisse First Boston
       3.99%, 08/02/01                                 5,000,000            5,000,045
       4.72%, 07/19/01                                 5,000,000            5,000,026
     Societe Generale
       3.88%, 07/29/02                                15,000,000           14,996,868
       3.97%, 08/13/01                                 5,000,000            5,000,000
     Toronto-Dominion Bank
       4.55%, 10/17/01                                15,000,000           14,995,093
     UBS AG
       4.53%, 10/15/01                                15,000,000           14,994,233
     World Savings Bank
       3.84%, 09/14/01                                25,000,000           24,996,733
     --------------------------------------------------------------------------------

     TOTAL CERTIFICATES OF DEPOSIT
     (Cost: $114,996,797)                                                 114,996,797
     --------------------------------------------------------------------------------

     Security                                        Face Amount                Value
     --------------------------------------------------------------------------------
     COMMERCIAL PAPER--46.33%
     --------------------------------------------------------------------------------
     Amstel Funding Corp.
       3.96%, 08/20/01                                10,245,000           10,187,526
     Centric Capital Corp.
       4.23%, 07/30/01                                 7,000,000            6,975,325
     Corporate Asset Funding Co.
       3.93%, 08/07/01                                15,000,000           14,937,775
     Countrywide Home Loans Inc.
       4.30%, 07/02/01                                10,000,000            9,997,611
     Dorada Finance Inc.
       3.96%, 08/23/01                                 5,000,000            4,970,300
     Eureka Securitization Corp.
       3.94%, 08/08/01                                15,000,000           14,935,975
     Falcon Asset Securitization Corp.
       3.91%, 08/28/01                                 2,350,000            2,334,941
       3.95%, 10/15/01                                 1,023,000            1,010,990
       4.57%, 10/15/01                                15,000,000           14,796,254
     Florens Container
       4.69%, 07/12/01                                15,000,000           14,976,550
     GE Capital International
       4.22%, 07/26/01                                10,000,000            9,969,522
     Goldman Sachs Group Inc.
       3.78%, 10/04/01                                 5,000,000            4,949,600
       4.12%, 10/29/01                                 5,000,000            4,930,761
     Intrepid Funding

       3.90%, 09/04/01                             9,541,000                9,472,782
       4.23%, 07/19/01                             5,000,000                4,988,838
     Jupiter Securitization Corp.
       3.91%, 09/04/01                             5,038,000                5,001,886
       3.94%, 08/10/01                             5,000,000                4,977,564
       4.02%, 07/19/01                             5,031,000                5,020,326
       4.78%, 07/02/01                             8,111,000                8,108,846
     K2 USA LLC
       4.78%, 07/02/01                             7,000,000                6,998,141
     Kitty Hawk Funding Corp.
       3.81%, 09/10/01                             3,455,000                3,428,673
     Liberty Street Funding Corp.
       4.01%, 07/10/01                             5,000,000                4,994,430
     Links Finance LLC
       3.60%, 11/15/01                             7,500,000                7,396,500
       3.60%, 11/30/01                             2,500,000                2,461,750
       4.64%, 08/09/01                             1,500,000                1,492,258
     Moat Funding LLC
       3.80%, 10/05/01                             1,800,000                1,781,570
       3.95%, 07/02/01                            15,000,000               14,996,708
       4.22%, 08/03/01                             5,000,000                4,980,096
     Moriarty LLC
       3.57%, 11/26/01                             5,000,000                4,926,121
       3.60%, 11/19/01                            10,000,000                9,858,000
       3.83%, 11/26/01                             5,000,000                4,920,740
       4.57%, 10/19/01                            10,000,000                9,859,091
     Sigma Finance Inc.
       3.68%, 10/04/01                             5,000,000                4,950,933
       3.92%, 11/21/01                             5,000,000                4,921,600
       4.55%, 09/06/01                             5,000,000                4,957,027
     Silver Tower US Funding LLC
       3.68%, 09/17/01                             5,000,000                4,959,677
       3.81%, 09/07/01                             7,000,000                6,948,883
       3.81%, 09/07/01                            15,000,000               14,890,463
       4.84%, 07/02/01                             3,851,000                3,849,963
     Special Purpose Accounts Receivable Corp.
       4.00%, 07/06/01                             5,000,000                4,996,667
     Svenska Handels Banken Inc.
       4.12%, 10/22/01                             3,898,000                3,847,144
     Thames Asset Global Securitization Inc.
       4.24%, 07/26/01                             5,000,000                4,984,689
       4.67%, 07/13/01                            10,000,000                9,983,136
     UBS Finance Delaware Inc.
       3.58%, 12/18/01                            10,000,000                9,829,950
       3.91%, 08/21/01                             3,700,000                3,679,103
       3.92%, 08/15/01                             1,800,000                1,790,984
       3.92%, 08/10/01                             3,000,000                2,986,607
     WCP Funding Corp.
       4.27%, 07/10/01                             7,000,000                6,991,697
     --------------------------------------------------------------------------------

     TOTAL COMMERCIAL PAPER
     (Cost: $325,205,973)                                                 325,205,973
     --------------------------------------------------------------------------------

     Security                                    Face Amount                    Value
     --------------------------------------------------------------------------------
     MEDIUM TERM NOTES--2.15%
     --------------------------------------------------------------------------------
     Beta Finance Co. Ltd.
       4.31%, 05/31/02                             5,000,000                5,000,000

     Dorada Finance Inc.
       6.83%, 09/17/01                                   10,000,000        10,057,176
     --------------------------------------------------------------------------------

     TOTAL MEDIUM TERM NOTES
     (Cost: $15,057,176)                                                   15,057,176
     --------------------------------------------------------------------------------

     Security                                           Face Amount             Value
     --------------------------------------------------------------------------------
     TIME DEPOSITS--1.42%
     --------------------------------------------------------------------------------
     Bank of Nova Scotia
       4.07%, 07/17/01                                   10,000,000        10,000,000
     --------------------------------------------------------------------------------
     TOTAL TIME DEPOSITS
     (Cost: $10,000,000)                                                   10,000,000
     --------------------------------------------------------------------------------

     Security                                           Face Amount             Value
     --------------------------------------------------------------------------------
     VARIABLE & FLOATING RATE NOTES--29.33%
     --------------------------------------------------------------------------------
     Associates Corp. of North America
       3.93%, 06/17/02                                   15,000,000        14,999,987
       4.38%, 02/04/02                                    1,000,000         1,000,801
     Associates Manufactured Housing Certificates
       6.85%, 10/15/01                                    3,925,775         3,925,775
     AT&T Corp.
       4.78%, 07/13/01                                   15,000,000        15,000,000
     Bank One Corp.
       3.83%, 06/26/02                                    3,000,000         3,000,534
       4.20%, 05/07/02                                   10,000,000        10,014,090
       4.46%, 08/09/01                                   10,000,000        10,002,015
     Bank One NA
       4.44%, 01/31/02                                    3,000,000         3,000,524
     Bayerische Landesbank
       3.86%, 09/19/01                                    2,500,000         2,499,618
     CIT Group Holdings Inc.
       4.97%, 07/09/01                                    2,500,000         2,499,938
     Dorada Finance Inc.
       3.85%, 05/14/02                                   10,000,000        10,000,000
     First Union Corp.
       4.90%, 10/30/01                                    8,000,000         8,002,804
     First Union National Bank
       3.89%, 02/25/02                                    5,000,000         4,999,446
     Ford Motor Credit Co.
       4.93%, 07/16/01                                   10,000,000        10,000,622
     General Motors Acceptance Corp.
       4.50%, 08/06/01                                    7,500,000         7,501,456
     Goldman Sachs Group Inc.
       4.19%, 01/14/02                                    5,000,000         5,004,155
       4.29%, 02/12/02                                    1,000,000         1,001,474
       4.43%, 02/18/02                                    1,400,000         1,403,617
       4.59%, 01/23/02                                    4,000,000         4,005,104
       4.89%, 01/17/02                                    2,000,000         2,002,278
       4.93%, 01/14/02                                    5,000,000         5,006,798
     K2 USA LLC
       3.87%, 06/17/02                                   10,000,000        10,000,000
     Key Bank NA
       4.01%, 03/18/02                                    3,000,000         3,003,179
       4.71%, 10/26/01                                    5,000,000         5,007,458
     Links Finance LLC

       3.84%, 01/25/02                                   10,000,000         9,997,436
     Merrill Lynch & Co. Inc.
       4.00%, 09/13/01                                    3,000,000         3,000,031
       4.08%, 10/12/01                                    2,000,000         2,000,017
     Monet Trust Class A2 Notes
       3.78%, 09/27/01                                   15,000,000        15,000,000
     Sigma Finance Inc.
       3.85%, 01/16/02                                   10,000,000         9,998,631
     US Bancorp
       5.20%, 05/08/02                                   13,000,000        13,016,759
     US Bank NA Minnesota
       3.93%, 07/23/01                                   10,000,000        10,000,000
     --------------------------------------------------------------------------------

     TOTAL VARIABLE & FLOATING RATE NOTES
     (Cost: $205,894,547)                                                 205,894,547
     --------------------------------------------------------------------------------

     Security                                           Face Amount             Value
     --------------------------------------------------------------------------------

     REPURCHASE AGREEMENTS-4.06%

     --------------------------------------------------------------------------------
     Goldman Sachs Tri-Party Repurchase Agreement,
     dated 06/29/01, due 07/02/01, with a maturity
     value of $15,000,0005,125 and an effective
     yield of 4.10%.                                     15,000,000        15,000,000

     Investors Bank & Trust Tri-Party Repurchase
     Agreement, dated 06/29/01, due 07/02/01, with a
     maturity value of $919 and an effective yield of
     3.70%.                                                     919               919

     Merrill Lynch Tri-Party Repurchase Agreement,
     dated 06/29/01, due 07/02/01, with a maturity
     value of $13,528,0002,566 and an effective
     yield of 4.05%.                                     13,528,000        13,528,000
     --------------------------------------------------------------------------------

     TOTAL REPURCHASE AGREEMENTS
     (Cost: $28,528,919)                                                   28,528,919
     --------------------------------------------------------------------------------



     TOTAL INVESTMENTS IN SECURITIES -- 99.67%
     (Cost $699,683,412)                                                  699,683,412
     --------------------------------------------------------------------------------
     Other Assets, Less Liabilities -- 0.33 %                               2,230,596
     --------------------------------------------------------------------------------
     NET ASSETS - 100.00%                                                $701,914,008
     ================================================================================

The accompanying notes are an integral part of these financial statements.

Money Market Master Portfolio
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2001 (Unaudited)

------------------------------------------------------------------------------------------------
ASSETS

Investments at amortized cost (Cost:  $699,683,412) (Note 1)                $        699,683,412
Receivables:
           Interest                                                                    2,407,972
                                                                            --------------------
Total Assets                                                                         702,091,384
                                                                            --------------------
LIABILITIES

Payables:
           Advisory fees (Note 2)                                                        177,376
                                                                            --------------------
Total Liabilities                                                                        177,376
                                                                            --------------------
NET ASSETS                                                                  $        701,914,008
                                                                            ====================

------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

Money Market Master Portfolio

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2001 (Unaudited)

-----------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME
           Interest                                                                 $            17,260,676
                                                                                    -----------------------
Total investment income                                                                          17,260,676
                                                                                    -----------------------
EXPENSES (Note 2)
           Advisory fees                                                                            329,007
                                                                                    -----------------------
Total expenses                                                                                      329,007
                                                                                    -----------------------
Net investment income                                                                            16,931,669
                                                                                    -----------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
           Net realized gain on sale of investments                                                  12,926
                                                                                    -----------------------
Net gain on investments                                                                              12,926
                                                                                    -----------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                $            16,944,595
                                                                                    =======================

-----------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

Money Market Master Portfolio

STATEMENTS OF CHANGES IN NET ASSETS

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                        For the Six Months
                                                                                        Ended June 30, 2001     For the Year Ended
                                                                                            (Unaudited)          December 31, 2000
                                                                                        --------------------    ------------------
INCREASE (DECREASE) IN NET ASSETS

Operations:
           Net investment income                                                        $         16,931,669    $       26,598,971
           Net realized gain                                                                          12,926                    22
                                                                                        --------------------    ------------------
Net increase in net assets resulting from operations                                              16,944,595            26,598,993
                                                                                        --------------------    ------------------
Interestholder transactions:
           Contributions                                                                       1,955,251,771         1,633,105,244
           Withdrawals                                                                        (1,783,579,543)       (1,391,880,314)
                                                                                        --------------------    ------------------
Net increase in net assets resulting from interestholder transactions                            171,672,228           241,224,930
                                                                                        --------------------    ------------------
Increase in net assets                                                                           188,616,823           267,823,923

NET ASSETS:

Beginning of period                                                                              513,297,185           245,473,262
                                                                                        --------------------    ------------------
End of period                                                                           $        701,914,008    $      513,297,185
                                                                                        ====================    ==================

----------------------------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

MONEY MARKET MASTER PORTFOLIO
NOTES TO THE FINANCIAL STATEMENTS (Unaudited)


1.  SIGNIFICANT ACCOUNTING POLICIES

    Master Investment Portfolio ("MIP") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Delaware business trust. MIP currently issues the following separate portfolios: Asset Allocation, Bond Index, Extended Index, International Index, LifePath Income, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, Money Market, Russell 2000 Index, S&P 500 Index and U.S. Equity Index Master Portfolios.

    These financial statements relate to the Money Market Master Portfolio (the "Master Portfolio").

    The following is a summary of significant accounting policies which are consistently followed by MIP in the preparation of its financial statements, and such policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

    SECURITY VALUATION

    The Master Portfolio uses the amortized cost method of valuation to determine the value of its portfolio securities in accordance with Rule 2a-7 under the 1940 Act. The amortized cost method, which involves valuing a security at its cost and accreting or amortizing any discount or premium, respectively, over the period until maturity, approximates market value.

    SECURITY TRANSACTIONS AND INCOME RECOGNITION

    Security transactions are accounted for on trade date. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method. The Master Portfolio amortizes premium and accretes discount, using a constant yield to maturity method.

    FEDERAL INCOME TAXES

    MIP believes that the Master Portfolio has and will continue to be operated in a manner so as to qualify it as a partnership for federal income tax purposes. Provided that the Master Portfolio so qualifies, it will not be subject to any federal income tax on its income and gain (if any). However, each investor in the Master Portfolio will be taxed on its distributive share of the Master Portfolio's taxable income in determining its federal income tax liability. As a partnership for federal income tax purposes, the Master Portfolio will be deemed to have "passed through" to interestholders any interest, dividends, gains or losses for such purposes. The determination of such share will be made in accordance with the Internal Revenue Code of 1986, as amended (the "Code"), and regulations promulgated thereunder.

    It is intended that the Master Portfolio's assets, income and distributions will be managed in such a way that an entity electing and qualifying as a "regulated investment company" under the Code can continue to so qualify by investing substantially all of its assets through the Master Portfolio, provided that the regulated investment company meets other requirements for such qualifications not within the control of the Master Portfolio (e.g., distributing at least 90% of the regulated investment company's "investment company taxable income" annually).


    REPURCHASE AGREEMENTS

    The Master Portfolio may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as a loan by the Master Portfolio to the seller, collateralized by securities, which are delivered to the Master Portfolio's custodian, or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest.

    The repurchase agreements held by the Master Portfolio at June 30, 2001 were fully collateralized by U.S. Government and Agency obligations as follows:

  --------------------------------------------------------------------------------------------------
                                                                                     Aggregate Market
          Repurchase Agreement        Interest Rate(s)        Maturity Date(s)            Value
  --------------------------------------------------------------------------------------------------

         Goldman Sachs Tri-Party               6.00 %               05/01/31        $     15,300,001

         Investors Bank & Trust Tri-Party       6.75                05/15/05                  10,734

         Merrill Lynch Tri-Party             6.45 - 7.56      10/01/02 - 06/01/35         13,799,950
  --------------------------------------------------------------------------------------------------


2.  AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

    Pursuant to an Investment Advisory Contract with the Master Portfolio, Barclays Global Fund Advisors ("BGFA") provides investment guidance and policy direction in connection with the management of the Master Portfolio's assets. BGFA is a California corporation indirectly owned by Barclays Bank PLC. BGFA is entitled to receive 0.10% of the average daily net assets of the Master Portfolio, as compensation for advisory services.

    Investors Bank & Trust Company ("IBT") serves as the custodian to the Master Portfolio. IBT will not be entitled to receive fees for its custodial services so long as it is entitled to receive a separate fee from Barclays Global Investors, N.A. ("BGI") for its services as sub-administrator of the Master Portfolio.

    Stephens Inc. ("Stephens"), is the sponsor and placement agent for the Master Portfolio.

    MIP has entered into administration services arrangements with BGI and Stephens, as co-administrators, who have agreed jointly to provide general administration services to the Master Portfolio, such as managing and coordinating third-party service relationships. BGI and Stephens are not entitled to compensation for providing administration services to the Master Portfolio, for so long as BGI or Stephens are entitled to compensation for providing co-administration services to corresponding feeder funds that invest substantially all of their assets in the Master Portfolio, or either BGI or Stephens (or an affiliate) receives advisory fees from the Master Portfolio. BGI and Stephens may delegate certain of their administration duties to sub-administrators.

    Barclays Global Investors Services ("BGIS"), a subsidiary of BGI, may serve as a broker-dealer for the Master Portfolio. For the six months ended June 30, 2001, BGIS did not receive any brokerage commissions from the Master Portfolio, related to purchases and sales of portfolio investments.

    Certain officers and trustees of MIP are also officers of Stephens. As of June 30, 2001, these officers of Stephens collectively owned less than 1% of the Master Portfolio's outstanding beneficial interests.

3.  INVESTMENT PORTFOLIO TRANSACTIONS

    At June 30, 2001, the Master Portfolio's cost for federal income tax purposes was the same as for financial statement purposes.

4.  FINANCIAL HIGHLIGHTS

    Financial highlights for the Master Portfolio were as follows:


----------------------------------------------------------------------------------------------------------------------------
                                           Six                For the                For the             For the
                                   Months Ended            Year  Ended          Period  Ended        Period Ended
                                  June 30, 2001          December  31,           December 31,       February  28,
                                    (Unaudited)                   2000                   1999 *              1999 ++

----------------------------------------------------------------------------------------------------------------------------
 Ratio of expenses to     +           0.10 %              0.10 %                0.10 %              0.10 %
 average net assets

 Ratio of net investment  +           5.19 %              6.43 %                5.23 %              5.17 %
 income to average net
 assets

 Total return                         2.62 %  **          6.52 %                4.44 %  **          2.61 %  **
----------------------------------------------------------------------------------------------------------------------------


* For the ten months ended December 31, 1999. The Master Portfolio changed its fiscal year-end from February 28 to December 31.
**     Not annualized.
+      Annualized for periods of less than one year.
++ For the period from September 1, 1998 (commencement of operations) to February 28, 1999.